10. Stock-based compensation (Details 1) $ / shares in Units, shares in Thousands, $ in Thousands	9 Months Ended
Sep. 30, 2016 USD ($) $ / shares shares
Option Outstanding
Number of shares | shares	9,748
Shares vested | shares	9,698
Aggregate intrinsic value | $	$ 378
Number of Options Exercisable
Weighted average exercise price for exercisable options | $ / shares	$ 0.28
Weighted average share price for options exercised | $ / shares	$ 0.25
Weighted average years to expiry for exercisable options	3 years 4 months 10 days
Share Based Compensation Stock Option One [Member]
Option Outstanding
Number of shares | shares	158
Shares vested | shares	158
Aggregate intrinsic value | $	$ 2
Price per share minimum | $ / shares	$ 0.30
Price per share maximum | $ / shares	$ 1.25
Expiry Date	Oct - Dec 2016
Share Based Compensation Stock Option Two [Member]
Option Outstanding
Number of shares | shares	3,215
Shares vested | shares	3,215
Aggregate intrinsic value | $	$ 104
Price per share minimum | $ / shares	$ 0.21
Price per share maximum | $ / shares	$ 1.25
Expiry Date	Jan - Sep 2017
Share Based Compensation Stock Option Three [Member]
Option Outstanding
Number of shares | shares	3,530
Shares vested | shares	3,530
Aggregate intrinsic value | $	$ 63
Price per share minimum | $ / shares	$ 0.30
Price per share maximum | $ / shares	$ 0.56
Expiry Date	Mar - Dec 2018
Share Based Compensation Stock Option Four [Member]
Option Outstanding
Number of shares | shares	2,745
Shares vested | shares	2,745
Aggregate intrinsic value | $	$ 209
Price per share minimum | $ / shares	$ 0.21
Price per share maximum | $ / shares	$ 0.38
Expiry Date	Dec 2019 - Dec 2020
Share Based Compensation Stock Option Five [Member]
Option Outstanding
Number of shares | shares	100
Shares vested | shares	50
Aggregate intrinsic value | $	$ 0
Price per share minimum | $ / shares	$ 0.39
Price per share maximum | $ / shares	$ .39
Expiry Date	Mar 2021